Shareholder Report, Line Graph (Details) 74200000600_Templeton Growth Fund Inc._Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 18,231	$ 16,314	$ 13,844	$ 11,579	$ 14,035	$ 11,586	$ 10,841	$ 12,422	$ 11,794	$ 10,000	$ 20,540
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	$ 26,721	$ 23,076	$ 18,694	$ 16,406	$ 19,504	$ 15,161	$ 13,011	$ 13,048	$ 11,711	$ 10,000	$ 32,693